SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 15 -	SUBSEQUENT EVENTS

A.	In January 2012, one of the Company’s service providers exercised a warrant for 125,000 shares of Common Stock of the Company.

B.	On February 3, 2012, the Company filed an S-1 Registration Statement with the Securities and Exchange Commission.

C.	In February 2012, the former CEO exercised options to purchase 132,038 shares of Common Stock.